                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24f-2

                        Annual Notice of Securities Sold
             Read instructions at end of Form before preparing Form.
                              Please print or type.

1.      Name and address of issuer:
        Real Estate Securities Fund, Inc.
        One South Street
        Baltimore, Maryland 21202


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]







3.      Investment Company Act File Number:   811-8500
        Securities Act File Number:           33-78648

4(a).   Last day of fiscal year for which this Form is filed:  December 31, 2001

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.      Calculation of registration fee:
        (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
               $ 4,471,610

        (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
               $ 8,387,434

        (iii)  Aggregate price of securities redeemed or
               repurchased during any prior fiscal year ending
               no earlier than October 11, 1995 that were not
               previously used to reduce registration fees
               payable to the Commission:                         $   3,302,855

        (iv)   Total available redemption credits [add Items
               5(ii) and 5(iii)]:                                 $  11,690,289

        (v)    Net sales -- if Item 5(i) is greater than Item
               5(iv) [subtract Item 5(iv) from Item 5(i):         $          -

        (vi)   Redemption credits available for use in future
               years -- if Item 5(i) is less than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:              $  (7,218,679)

        (vii)  Multiplier for determining registration fee
               (See Instruction C.9):   x                              0.000092

        (viii) Registration fee due [multiply Item 5(v) by Item
               5(vii)] (enter "0" if no fee is due):              $          -


6.      Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before [effective date of rescission of Rule 24e-2], then report theamount of securities (number of shares or other units) deducted here:


7.      Interest due -- if this Form is being filed more than
        90 days after the end of the issuer's fiscal year
        (see Instruction D):                                  +   $           0

8.      Total of the amount of the registration fee due plus
        any interest due [line 5(viii) plus line 7]: =            $          -

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        N/A
        --------------------------------------------


Method of delivery:        [  ] Wire Transfer          [  ] Mail or other means


                                   SIGNATURES

This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Charles A. Rizzo
                                          --------------------------------------
                                          Charles A. Rizzo, Treasurer


Date:   March 29, 2002


* Please print the name and title of the signing officer below the signature.

                               BT 24f-2 WORKSHEET
                        REAL ESTATE SECURITIES FUND, INC.

Investment Company Act Number    811-8500
Securities Act Number            33-78648

                             (a)                  (b)               (c)                   (d)                          (e)
                                                                                        (a+b+c)

                        Net Proceeds           Dividends                            Aggregate Sales            Aggregate Price of
                            from              Reinvested         Front-End              Price of             Securities Purchased or
                         Shares Sold        and Exch. Into      Sales Loads         Securities Sold         Redeemed and Exch out of
                       -------------------------------------------------------------------------------------------------------------
Class A Shares             2,231,043            600,718              688                 2,832,449                  5,390,776
Class B Shares             1,505,789            128,399              272                 1,634,460                  2,996,335
Institutional Shares           4,701                  -                                      4,701                        323
                       -------------------------------------------------------------------------------------------------------------
Total                    $ 3,741,533          $ 729,117            $ 960               $ 4,471,610                $ 8,387,434
                       -------------------------------------------------------------------------------------------------------------

(RESTUBBED TABLE)

                               (f)                       (g)                      (h)               (i)                 (j)
                                                                                 (e+g)             (d}g)               (d{g)
                                                                                                   (c-g)               (c-g)
                        Increase(Decrease)        Aggregate Price of                                            Redemption Credits
                               from             Securities redeemed or      Total Available         Net            Available for
                       Capital Transactions   Repurchased in prior years   Redemption Credits      Sales           Future Years
                       -------------------------------------------------------------------------------------------------------------
Class A Shares             (2,558,327)
Class B Shares             (1,361,875)
Institutional Shares            4,378

Total                                                 $ 3,302,855             $ 11,690,289          $ -           $ (7,218,679)
                       -------------------------------------------------------------------------------------------------------------